Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Future Lease Payments	Future lease payments under operating leases as of September 30, 2024 are as follows:
As of September 30,
2024
$
2025	186,649

Total future lease payments	186,649
Impact of discounting remaining lease payments	(6,132)

Total lease liabilities	180,517
Lease liabilities, current	180,517
Lease liabilities, non-current	—